Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Taxes [Line Items]
Income tax benefit recognized from net operating losses	¥ 5,451	¥ 3,888	¥ 26,990
Domestic effective statutory tax rate	33.00%	36.00%	38.00%
Decrease in net deferred tax liabilities	¥ 1,525
Net deferred tax assets included in Other assets-Other	36,130	¥ 19,718
Net deferred tax liabilities included in Other liabilities	35,238	¥ 71,165
Undistributed earnings, No deferred tax provided	10,649
Operating loss carryforwards	2,127,536
Company and domestic subsidiaries | Domestic
Income Taxes [Line Items]
Operating loss carryforwards	602,036
Subsidiaries [Member] | United Kingdom
Income Taxes [Line Items]
Operating loss carryforwards	721,069
Subsidiaries [Member] | United States
Income Taxes [Line Items]
Operating loss carryforwards	511,732
Subsidiaries [Member] | Hong Kong
Income Taxes [Line Items]
Operating loss carryforwards	217,337
Subsidiaries [Member] | Other tax jurisdictions
Income Taxes [Line Items]
Operating loss carryforwards	75,362
Indefinitely [Member]
Income Taxes [Line Items]
Operating loss carryforwards	1,009,812
Initial term [Member]
Income Taxes [Line Items]
Operating loss carryforwards	¥ 769,789
Expiration year	Mar. 31, 2025
Next term [Member]
Income Taxes [Line Items]
Operating loss carryforwards	¥ 347,935
Tax Year 2016 [Member]
Income Taxes [Line Items]
Domestic effective statutory tax rate	32.00%
Tax Year 2017 [Member]
Income Taxes [Line Items]
Domestic effective statutory tax rate	31.00%
Percentage of use of operating loss carryforwards as a deduction for tax purposes	60.00%
Tax Year 2018 [Member]
Income Taxes [Line Items]
Percentage of use of operating loss carryforwards as a deduction for tax purposes	55.00%
Tax Year 2019 [Member]
Income Taxes [Line Items]
Percentage of use of operating loss carryforwards as a deduction for tax purposes	50.00%